Portfolio of Investments
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.0%
Massachusetts Health & Educational Facilities Authority(a),(b)
Revenue Bonds
Tufts University
Series 2012N-2 (Wells Fargo Bank)
08/15/2034	1.130%	100,000	100,000
Total Floating Rate Notes (Cost $100,000)			100,000

Municipal Bonds 96.2%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 2.9%
Massachusetts Port Authority(c)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2038	5.000%	1,000,000	1,251,630
Revenue Bonds
Series 2019C
07/01/2035	5.000%	2,000,000	2,544,000
Massachusetts Port Authority
Refunding Revenue Bonds
Series 2014C
07/01/2031	5.000%	1,900,000	2,217,927
Revenue Bonds
Series 2015A
07/01/2026	5.000%	600,000	730,320
Total			6,743,877
Charter Schools 1.7%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Foxborough Regional Charter
Series 2017
07/01/2037	5.000%	1,800,000	2,085,462
International Charter School
Series 2015
04/15/2025	5.000%	500,000	546,775
04/15/2033	5.000%	1,335,000	1,474,814
Total			4,107,051
Health Services 1.3%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Atrius Health
Series 2019A
06/01/2039	5.000%	2,480,000	3,044,299
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 20.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Babson College
Series 2015A
10/01/2025	5.000%	600,000	733,272
Boston University
Series 2006BB2
10/01/2037	4.000%	2,120,000	2,371,347
Brandeis Univeristy
10/01/2036	5.000%	1,535,000	1,984,770
Brandeis University
Series 2018R
10/01/2035	5.000%	1,005,000	1,291,666
10/01/2036	5.000%	1,140,000	1,461,241
College of the Holy Cross
Series 2016A
09/01/2034	5.000%	500,000	617,675
Emerson College
Series 2017A
01/01/2033	5.000%	1,500,000	1,832,580
01/01/2034	5.000%	1,000,000	1,219,400
Simmons College
Series 2015K-1
10/01/2026	5.000%	3,005,000	3,604,107
10/01/2028	5.000%	1,100,000	1,313,257
Simmons University
Series 2018L
10/01/2034	5.000%	500,000	622,225
10/01/2035	5.000%	455,000	564,732
Suffolk University
Series 2019
07/01/2035	5.000%	870,000	1,088,718
Tufts University
Series 2015Q
08/15/2030	5.000%	1,000,000	1,204,790
Western New England University
Series 2015
09/01/2032	5.000%	500,000	582,035
09/01/2033	5.000%	1,225,000	1,421,527
09/01/2034	5.000%	1,285,000	1,484,535
Woods Hole Oceanographic Institution
Series 2018
06/01/2036	5.000%	650,000	819,130
Worcester Polytechnic Institute
Series 2016
09/01/2034	5.000%	500,000	607,470
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017
09/01/2037	5.000%	290,000	354,542
Revenue Bonds
Babson College
Series 2017
10/01/2032	5.000%	885,000	1,101,834
10/01/2033	5.000%	900,000	1,118,160
Bentley University
Series 2016
07/01/2035	4.000%	1,000,000	1,121,110
07/01/2036	4.000%	1,000,000	1,116,800
Boston University Issue
Series 2019DD (Mandatory Put 04/01/24)
10/01/2042	5.000%	1,000,000	1,145,820
Brandeis University
Series 2019S-2
10/01/2033	5.000%	1,150,000	1,504,545
Merrimack College
Series 2012A
07/01/2027	5.000%	1,075,000	1,169,396
Simmons College
Series 2013J
10/01/2024	5.250%	500,000	572,510
10/01/2025	5.500%	450,000	519,088
Worcester Polytechnic Institute
Series 2019
09/01/2038	5.000%	865,000	1,094,260
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Boston College
Series 2008M-1
06/01/2024	5.500%	3,000,000	3,591,540
Massachusetts Institute of Technology
Series 2002K
07/01/2022	5.500%	1,000,000	1,110,860
Northeastern University
Series 2008T-1
10/01/2028	5.000%	1,000,000	1,100,460
Series 2008T-2
10/01/2029	5.000%	4,045,000	4,444,646
University of Massachusetts Building Authority
Revenue Bonds
Senior Lien
Series 2020-1
11/01/2032	5.000%	2,000,000	2,652,940
Total			48,542,988
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Hospital 18.4%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Caregroup
Series 2015H-1
07/01/2030	5.000%	1,170,000	1,384,239
Series 2016I
07/01/2033	5.000%	3,000,000	3,609,870
Lahey Clinic Obligation
Series 2015F
08/15/2031	5.000%	3,000,000	3,550,890
08/15/2034	5.000%	2,250,000	2,648,475
Partners Healthcare System
Series 2020
07/01/2037	5.000%	2,250,000	2,903,130
Series 2020 (Mandatory Put 01/31/30)
07/01/2050	5.000%	4,000,000	5,364,280
Partners HealthCare System
Series 2016
07/01/2031	5.000%	3,000,000	3,680,220
Series 2019A (AGM)
07/01/2034	5.000%	1,200,000	1,488,696
Series 2019O
12/01/2035	5.000%	175,000	226,051
UMass Memorial Healthcare
Series 2016I
07/01/2030	5.000%	2,295,000	2,797,215
Series 2017
07/01/2031	5.000%	1,000,000	1,232,650
Revenue Bonds
Baystate Medical Center
Series 2014N
07/01/2028	5.000%	1,000,000	1,153,000
07/01/2034	5.000%	1,500,000	1,709,115
Berkshire Health System
Series 2012G
10/01/2026	5.000%	1,200,000	1,280,208
CareGroup
Series 2018J1
07/01/2036	5.000%	985,000	1,220,740
07/01/2037	5.000%	1,035,000	1,276,921
Children’s Hospital
Series 2014P
10/01/2031	5.000%	1,200,000	1,409,580
Milford Regional Medical Center
Series 2014F
07/15/2026	5.000%	315,000	343,331

2	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southcoast Health System Obligation Group
Series 2013
07/01/2027	5.000%	1,050,000	1,177,050
UMass Memorial Healthcare
Series 2011H
07/01/2026	5.125%	2,000,000	2,115,100
Unrefunded Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,850,000	2,016,463
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Milford Regional Medical Center
Series 2007E
07/15/2022	5.000%	945,000	953,278
Total			43,540,502
Joint Power Authority 1.8%
Berkshire Wind Power Cooperative Corp.
Refunding Revenue Bonds
Berkshire Wind Project
Series 2017
07/01/2029	5.000%	1,000,000	1,254,740
Massachusetts Clean Energy Cooperative Corp.
Revenue Bonds
Municipal Lighting Plant Cooperative
Series 2013
07/01/2027	5.000%	2,720,000	3,092,994
Total			4,347,734
Multi-Family 1.6%
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2033	5.000%	1,235,000	1,456,337
10/01/2034	5.000%	2,000,000	2,354,300
Total			3,810,637
Other Bond Issue 8.1%
Boston Housing Authority
Revenue Bonds
Capital Fund Program
Series 2008 (AGM)
04/01/2023	5.000%	1,855,000	1,860,955
04/01/2024	5.000%	3,240,000	3,250,400
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2014
05/01/2029	5.000%	1,000,000	1,184,820
05/01/2031	5.000%	1,000,000	1,177,420
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017 (BAM)
05/01/2034	5.000%	500,000	619,725
05/01/2035	5.000%	500,000	618,420
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Broad Institute
Series 2017
04/01/2034	5.000%	2,500,000	3,152,325
04/01/2035	5.000%	2,350,000	2,956,723
Metropolitan Boston Transit Parking Corp.
Revenue Bonds
Series 2011
07/01/2025	5.000%	3,210,000	3,391,461
07/01/2027	5.000%	775,000	818,478
Total			19,030,727
Pool / Bond Bank 1.1%
Massachusetts Clean Water Trust (The)
Revenue Bonds
Green Bond
Series 2019
08/01/2038	5.000%	2,000,000	2,592,780
Prep School 0.5%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
Dexter Southfield
Series 2015
05/01/2030	5.000%	1,035,000	1,217,833
Refunded / Escrowed 10.9%
Massachusetts Development Finance Agency
Prerefunded 07/01/20 Revenue Bonds
Foxborough Regional Charter School
Series 2010A
07/01/2030	6.375%	2,325,000	2,375,871
Prerefunded 07/01/22 Revenue Bonds
Boston Medical Center
Series 2012
07/01/2027	5.250%	1,845,000	2,033,910
Prerefunded 07/01/25 Revenue Bonds
Partners HealthCare System
Series 2015
07/01/2032	5.000%	2,795,000	3,393,633
Massachusetts School Building Authority
Prerefunded 10/15/21 Revenue Bonds
Series 2011B
10/15/2027	5.000%	4,000,000	4,280,480
Massachusetts State College Building Authority
Prerefunded 05/01/22 Revenue Bonds
Series 2012A
05/01/2029	5.000%	1,510,000	1,647,425

Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State Intercept
Series 2012A
05/01/2029	5.000%	1,490,000	1,627,348
Massachusetts State College Building Authority(d)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2028	0.000%	4,000,000	3,565,520
Massachusetts Water Resources Authority
Prerefunded 08/01/22 Revenue Bonds
Series 2012B
08/01/2028	5.000%	5,000,000	5,511,800
Puerto Rico Highway & Transportation Authority(e)
Refunding Revenue Bonds
Series 2005BB Escrowed to Maturity (AGM)
07/01/2022	5.250%	1,075,000	1,183,704
Total			25,619,691
Retirement Communities 2.6%
Massachusetts Development Finance Agency
Refunding Revenue Bonds
1st Mortgage-Berkshire Retirement Community
Series 2015
07/01/2031	5.000%	1,250,000	1,449,600
Orchard Cove, Inc.
Series 2019
10/01/2039	4.000%	985,000	1,065,002
10/01/2039	5.000%	250,000	285,872
Massachusetts Development Finance Agency(f)
Refunding Revenue Bonds
Newbridge Charles, Inc.
Series 2017
10/01/2032	4.000%	1,500,000	1,614,600
Revenue Bonds
Linden Ponds, Inc. Facility
Series 2018
11/15/2033	5.000%	1,500,000	1,735,170
Total			6,150,244
Sales Tax 7.8%
Massachusetts Bay Transportation Authority
Refunding Revenue Bonds
Senior Sales Tax Bonds
Series 2004B
07/01/2030	5.250%	1,770,000	2,361,215
Revenue Bonds
Series 2005B (NPFGC)
07/01/2023	5.500%	2,890,000	3,338,933
Series 2006A
07/01/2022	5.250%	3,500,000	3,865,435
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008B
07/01/2023	5.000%	910,000	1,036,108
Massachusetts Bay Transportation Authority(d)
Refunding Revenue Bonds
Series 2016A
07/01/2029	0.000%	3,000,000	2,528,430
07/01/2032	0.000%	5,105,000	3,903,385
Massachusetts School Building Authority
Revenue Bonds
Subordinated Series 2019A
02/15/2029	5.000%	1,000,000	1,319,960
Total			18,353,466
State Appropriated 0.4%
Massachusetts Development Finance Agency
Revenue Bonds
Visual & Performing Arts Project
Series 2000
08/01/2021	6.000%	925,000	966,597
State General Obligation 8.5%
Commonwealth of Massachusetts
Limited General Obligation Bonds
Series 2016I
12/01/2030	5.000%	3,000,000	3,761,700
Series 2019G
09/01/2036	4.000%	2,000,000	2,390,860
Limited General Obligation Refunding Bonds
Series 2003D (NPFGC)
10/01/2020	5.500%	2,500,000	2,576,125
Series 2004B
08/01/2020	5.250%	3,000,000	3,064,620
Series 2006B (AGM)
09/01/2022	5.250%	2,000,000	2,224,140
Unlimited General Obligation Refunding Bonds
Series 2004C (AMBAC)
12/01/2024	5.500%	5,000,000	6,092,250
Total			20,109,695
Student Loan 2.0%
Massachusetts Educational Financing Authority
Revenue Bonds
Issue I
Series 2010A
01/01/2022	5.500%	4,625,000	4,629,486
Transportation 0.7%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note
Revenue Bonds
Accelerated Bridge Program
Series 2019
06/15/2027	5.000%	1,400,000	1,748,208

4	Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Massachusetts Intermediate Municipal Bond Fund, January 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Turnpike / Bridge / Toll Road 2.6%
Massachusetts Transportation Trust Fund Metropolitan Highway System
Refunding Revenue Bonds
Series 2019A
01/01/2035	5.000%	2,000,000	2,554,900
Subordinated Series 2019B
01/01/2030	5.000%	2,825,000	3,709,762
Total			6,264,662
Water & Sewer 2.7%
Massachusetts Water Resources Authority
Refunding Revenue Bonds
General
Series 2007B (AGM / TCRS)
08/01/2023	5.250%	5,500,000	6,335,945
Total Municipal Bonds (Cost $210,780,044)			227,156,422
Money Market Funds 2.9%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.793%(g)	121,879	121,891
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.843%(g)	6,621,105	6,621,105
Total Money Market Funds (Cost $6,742,984)		6,742,996
Total Investments in Securities (Cost: $217,623,028)		233,999,418
Other Assets & Liabilities, Net		2,016,046
Net Assets		236,015,464

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2020.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Zero coupon bond.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2020, the total value of these securities amounted to $1,183,704, which represents 0.50% of total net assets.
(f)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2020, the total value of these securities amounted to $3,349,770, which represents 1.42% of total net assets.
(g)	The rate shown is the seven-day current annualized yield at January 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
NPFGC	National Public Finance Guarantee Corporation
TCRS	Transferable Custody Receipts
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Massachusetts Intermediate Municipal Bond Fund | Quarterly Report 2020	5